Fair Value Measurement - Additional Information (Detail)	Dec. 31, 2020 USD ($)
TPG Pace Tech Opportunities Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers between Level 2 and Level 1	$ 0